Schedule of Segment Reporting Information, Revenues by Segment (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ (979,973)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	(3,452,860)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	(2,593,743)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	1,934,001
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	(8,983,828)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	(22,238,917)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	(1,404,731)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	(2,141,240)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	(2,130,697)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	(450,703)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 11	(14,577,928)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 12	(26,963,357)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 13	758,073
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 14	(3,441,369)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 15	31,271,674
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 16	7,900
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 17	17,420
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 18	76,716
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 19	(450,024)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 20	(498,931)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 21	(3,116,777)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 22	3,720
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 23	34,175
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 24	(5,657,988)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 25	(131,034)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 26	(18,466,633)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 27	(4,389,732)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 28	1,070,343
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 29	(57,844)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 30	(4,305,028)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 31	939,309
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 32	(18,524,477)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 33	(8,694,760)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 34	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 35	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 36	1,498,971
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 37	939,309
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 38	(18,524,477)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 39	(7,195,789)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 40	(80,704)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 41	353,876
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 42	(308,473)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 43	858,605
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 44	(18,170,601)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 45	$ (7,504,262)